Cover	Dec. 08, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	PureCycle Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40234
Entity Tax Identification Number	86-2293091
Entity Address, Address Line One	5950 Hazeltine National Drive,
Entity Address, Address Line Two	Suite 300,
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	877
Local Phone Number	648-3565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001830033
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCT
Security Exchange Name	NASDAQ
Warrants
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock, $0.001 par value per share, at an exercise price of $11.50 per share
Trading Symbol	PCTTW
Security Exchange Name	NASDAQ
Units
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.001 par value per share, and three quarters of one warrant
Trading Symbol	PCTTU
Security Exchange Name	NASDAQ